SUBSEQUENT EVENTS (Details Narratives)	6 Months Ended	8 Months Ended
	Feb. 28, 2015 USD ($) ft² shares	Aug. 31, 2014 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares shares
Gross proceeds		$ 500,000
Warrant purchase exercise price | $ / shares		$ 1.30
Total base rent payable	$ 1,282,932
Annual rent	$ 9,137
Lease Area | ft²	10,699
Exercise price | $ / shares			$ 1.00
Convertible Note			$ 295,000
Additional convertible debt			$ 250,000
Shares common stock | shares	43,382,900
Shares exercised | shares	4,286,450
Common Stock [Member]
Shares common stock | shares			5,673,980